Intangible assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Intangible assets	$ 127,991	$ 39,308
Less: Accumulated amortization	0	0
Intangible assets - net	127,991	39,308
Software Development cost
Intangible assets	$ 127,991	$ 39,308